Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accrued Expenses and Other Current Liabilities

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Accrued utilities and related expenses (Notes 24 and 27)	50,462	57,276
Contract liabilities and unearned revenues - current portion	9,445	10,442
Accrued employee benefits and other provisions (Note 27)	4,970	9,246
Accrued interests and other related costs (Note 28)	2,454	2,426
Accrued taxes and related expenses (Note 26)	2,349	3,907
Others	3,272	2,191
	72,952	85,488